Document and Entity Information	Jan. 13, 2025
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001871638
Document Type	8-K/A
Document Period End Date	Jan. 13, 2025
Entity Registrant Name	Blaize Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41139
Entity Tax Identification Number	86-2708752
Entity Address, Address Line One	4659 Golden Foothill Parkway
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	El Dorado Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95762
City Area Code	(916)
Local Phone Number	347-0050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 to the Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission (“SEC”) to amend the Current Report filed by Blaize Holdings, Inc. (the “Company”) on January 17, 2025 (as amended on February 7, 2025, the “Existing 8-K”).
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	BZAI
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Class Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	BZAIW
Security Exchange Name	NASDAQ